Business Combination	9 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 4 — Business Combination

On July 20, 2016, pursuant to the Merger Agreement, the Company’s wholly owned subsidiary merged with and into Limbach Holdings LLC in a transaction accounted for as a business combination. Following this transaction, 1347 Capital changed its name to Limbach Holdings, Inc. The Company determined its preliminary allocation of the fair value of the assets acquired and liabilities assumed, as follows:

(in thousands)	As of July 20, 2016
Cash	$238
Restricted cash	63
Accounts receivable	80,930
Property and equipment	19,524
Intangible assets	21,010
Costs and estimated earnings in excess of billings on uncompleted contracts	39,443
Other current assets	2,111
Other assets	130
Advances to and equity in joint ventures	6
Deferred tax assets	380
Total assets acquired	163,835
Accounts payable, including retainage	35,596
Accrued expenses and other current liabilities	26,507
Billings in excess of costs on long term contracts	30,548
Long-term debt	30,858
Other long term liabilities	1,239
Total liabilities assumed	124,748
Net assets acquired	$39,087
LHLLC’s equity holders and option holders received consideration comprised of (a) $32.4 million in cash, (b) 2,200,005 shares of Company common stock, (c) 666,670 merger warrants, each exercisable for one share of Company common stock at an exercise price of $12.50 per share, and (d) 1,000,006 additional warrants, each exercisable for one share of Company common stock at an exercise price of $11.50 per share. Certain of the shares and warrants are subject to lockup agreements and securities law restrictions. Additional cash in excess of fair value of $0.6 million was paid to Limbach Holdings LLC (Predecessor) Class C Unit Optionholders, resulting in share-based compensation expense to Limbach Holdings, Inc. (Successor) of $0.6 million for the period from July 20, 2016 through September 30, 2016. Total cash paid, including the additional share-based compensation, was $33.0 million.
The fair value of the consideration paid was as follows:

(in thousands, except shares and per share amounts)		As of July 20, 2016
Purchase price
Cash consideration paid for Limbach Facilities common shares		$32,396
Number of 1347 Capital common shares delivered	2,200,005
Fair value on July 20, 2016		17,465
Number of 1347 Capital warrants delivered, 5 year, $11.50 strike price	1,000,006
Fair value on July 20, 2016		599
Number of 1347 Capital warrants delivered, 7 year, $12.50 strike price	666,670
Fair value on July 20, 2016		488
Total consideration paid		$50,948
The following is a reconciliation of the purchase price paid associated with the acquisition over the estimated fair value of net assets acquired, allocated to goodwill:

(in thousands)	As of July 20, 2016
Total consideration paid	$50,948
Less, net assets acquired	39,087
Goodwill	$11,861
Direct transaction-related costs consist of costs incurred in connection with the Merger Agreement and the Business Combination. These costs, totaling $0.1 million for the period from July 20, 2016 through September 30, 2016 (Successor), are reflected in selling, general and administrative expenses in the respective Condensed Consolidated Statement of Operations. 1347 Capital also incurred transaction costs of $5.9 million independently prior to the Business Combination, and since the Special Purpose Acquisition Company is not consolidated with the Predecessor (see Note 2 — Basis of Presentation), those costs are not reflected in the Predecessor financial statements, but are disclosed herein.
Additional costs consisting of stock option and other compensation-related expenses were recorded in connection with the Business Combination. These costs, totaling $0.6 million for the period from July 20, 2016 through September 30, 2016 (Successor), and $1.5 million for the period July 1, 2016 through July 19, 2016 (Predecessor), are reflected in selling, general and administrative expenses in the respective Condensed Consolidated Statements of Operations. This Predecessor amount reflects compensation expense associated with stock options which became fully vested and exercisable in connection with the Business Combination.
The following table summarizes the Company’s preliminary allocation of the identifiable intangible assets acquired as of the date of the closing of the Business Combination:

(in thousands)	Gross Amount at Acquisition Date	Weighted Average Amortization Period (in Years)
Trade name	$9,960	Indefinite
Backlog – Construction	5,200	2.5
Backlog – Service	920	1 Year
Customer Relationships – Service	4,930	15 Years
Total	$21,010
Goodwill represents the excess of the purchase price over the estimated fair value assigned to tangible and identifiable intangible assets acquired and liabilities assumed from the Predecessor. Goodwill of $11.9 million was associated with the Business Combination, and is deductible for tax purposes.
Per ASC 805-30-50-1, a qualitative description of the factors that make up the goodwill amount recognized includes expected synergies from combining the ability to raise new investment for acquisition and growth in public capital markets, and other intangible assets that do not qualify for separate recognition under GAAP, such as acquired workforce and growth opportunities which do not qualify as separately recognizable intangible assets.
The Company estimated the fair value of its acquired intangible assets using the relief from royalty method for the Trade Name, and the profit contribution method for the Customer Relationships-Service and for Backlog — Construction and Backlog — Service. Under the relief from royalty method, the Company’s fair value estimate of their acquired trade name was determined based on the present value of the economic royalty savings associated with the ownership or possession of the trade name based on an estimated royalty rate applied to the cash flows to be generated by the business. Under the profit contribution method, the value of the intangible asset is equal to the present value of the after-tax cash flows attributable solely to the subject intangible asset.
The Company’s preliminary allocation of purchase price is based upon preliminary valuations performed, as disclosed above, to determine the fair value of the net assets as of the acquisition date. The amounts allocated to goodwill and intangible assets are based on preliminary valuations and are subject to adjustments to reflect final valuations. These final valuations of the assets and liabilities could have a material impact on the preliminary purchase price allocation disclosed above.
The following unaudited pro forma financial information summarizes the combined results of operations for the Company as though the Business Combination had occurred on January 1, 2015:

	Pro Forma Combined Statements of Operations
	For the nine months ended September 30,
(in thousands)	2016	2015
Pro forma revenues	$313,280	$331,350
Pro forma net loss attributable to common shareholders	$(848)	$(3,614)
Subsequent to the filing of the filing of the Company’s Form 10-Q, it was determined that the pro forma net loss attributable to common shareholders for the nine months ended September 30, 2016 was inaccurate and needed to be corrected. The correction reflected above resulted from an immaterial overstatement of the intangible amortization expense which was utilized in these computations.
The pro forma financial information does not include any costs related to the acquisition. In addition, the pro forma financial information does not assume any impacts from revenue, cost or other operating synergies that could be generated as a result of the acquisition. The unaudited pro forma financial information is not necessarily indicative of what the Company’s results would have been had the acquisition been consummated on such dates or project results of operations for any future period.
The following pro forma adjustments were incorporated into the presentation:
1.	Successor and Predecessor periods have been combined in the pro forma for the nine months ended September 30, 2016 and 2015.
2.	Transaction costs related to the acquisition were eliminated.
3.	Intangible amortization is based on the economic values derived from definite-lived intangible assets.
4.	Depreciation is incorporated based on the new fair values and estimated useful lives of fixed assets.
5.	Interest expense is recognized on new debt financing.
6.	Preferred dividends are recognized on the new issue of cumulative redeemable convertible preferred stock.
7.	Statutory provision for income taxes was used.
8.
The activities of 1347 Capital have been excluded for the period from January 1, 2016 through July 19, 2016 and for the nine months ended September 30, 2015, because it was not consolidated and its operations were de minimis, as discussed in Note 2 — Basis of Presentation.